NOTE 12 INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Impairment	$ (93,757)	$ 340,575
Patient Records, Brands, and Software
Statement [Line Items]
Impairment	$ 117,218	$ 2,377,397